UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐  Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-l) for the reporting period _____________ to _____________

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

UPG HI 2026-3 Issuer Trust
(Exact name of issuing entity as specified in its charter)

Rithm Capital Corp.
Central Index Key Number of sponsor: 0001556593

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Philip Sivin, Telephone: 212-798-6100

Name and telephone number, including area code, of the person to contact in connection with this filing.

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is an independent accountant’s report on applying agreed-upon procedures, dated October 5, 2026, of Deloitte & Touche LLP, obtained by the issuer, which report sets forth the procedures and findings with respect to certain agreed-upon procedures performed by Deloitte & Touche LLP pertaining to the issuer’s Series 2026-3 Asset-Backed Notes.

EXHIBIT INDEX
Exhibit 99.1  Agreed-upon procedures report, dated October 5, 2026, of Deloitte & Touche LLP.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Rithm Capital Corp.

By:	/s/ Nicola Santoro, Jr.
	Name:	Nicola Santoro, Jr.
	Title:	Chief Financial Officer

Date:   October 5, 2026